Equity - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Shares
Options outstanding at beginning of period (in shares)	1,702,876	1,792,789
Options granted (in shares)	52,100	686,210
Options exercised (in shares)	0	(7,300)
Options cancelled/forfeited (in shares)	(827,664)	(768,822)
Options outstanding at end of period (in shares)	927,312	1,702,876	1,792,789
Options exercisable, Number of options (in shares)	706,942	778,184
Weighted Average Exercise Price
Options outstanding at beginning of period (in dollars per share)	$ 24.45	$ 36
Options granted (in dollars per share)	3.5	6.6
Options exercised (in dollars per share)	0	18.35
Options cancelled/forfeited (in dollars per share)	25.35	35.5
Options outstanding at end of period (in dollars per share)	19.8	24.45	$ 36
Options exercisable, Weighted average exercise price (in dollars per share)	$ 22.55	$ 30.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options outstanding, Weighted average remaining contractual life (in years)	8 years 3 months 25 days	8 years 3 months 25 days	8 years 3 months 25 days
Options exercisable, Weighted average remaining contractual life (in years)	3 years 3 days	7 years 2 months 4 days
Options outstanding at beginning of period, Aggregate intrinsic value (in dollars)	$ 0	$ 6,912
Options outstanding at end of period, Aggregate intrinsic value (in dollars)	11	0	$ 6,912
Options exercisable, Aggregate intrinsic value (in dollars)	$ 0	$ 0
Previously Reported [Member]
Number of Shares
Options outstanding at beginning of period (in shares)	1,702,877
Options exercised (in shares)			(24,985)
Options outstanding at end of period (in shares)		1,702,877
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options outstanding, Weighted average remaining contractual life (in years)	4 years 4 months 28 days